Nationwide Life Insurance Company
• Nationwide Provident VA Separate Account 1
• Nationwide Multi-Flex Variable Account
• Nationwide Variable Account-II
• Nationwide Variable Account-8
• Nationwide Variable Account-9
• Nationwide Variable Account-10
• Nationwide Provident VL Separate Account 1
• Nationwide VLI Separate Account-2
• Nationwide VLI Separate Account-3
• Nationwide VLI Separate Account-4
• Nationwide VLI Separate Account-6
• Nationwide VLI Separate Account-7

Nationwide Life and Annuity Insurance Company
• Nationwide Provident VA Separate Account A
• Nationwide VA Separate Account-B
• Nationwide Provident VL Separate Account A
• Nationwide VL Separate Account-C
• Nationwide VL Separate Account-D
• Nationwide VL Separate Account-G

Prospectus supplement dated December 17, 2010 to:

VIP Annuity (NLIC and NLAIC) prospectus dated May 2, 1994;
Special Product (NLIC), Survivor Options Plus (NLIC), and Survivor Options VL (NLAIC) prospectuses dated May 1, 2000;
Options VIP (NLAIC) prospectus dated May 1, 2001;
VIP Premier DCA (NLIC and NLAIC) prospectuses dated November 1, 2001;
BOA Survivorship Life, BOA Multiple Pay, BOA SPVL, BOA InvestCare, Market Street VIP/2 Annuity (NLIC), Multi-Flex FPVUL, Options Variable Life (NLAIC), and VIP Extra Credit Annuity (NLIC and NLAIC) prospectuses dated May 1, 2002;
BOA ElitePRO Classic and BOA ElitePRO LTD prospectuses dated May 1, 2003;
BOA Exclusive, BOA Vision NY, and BOA Vision Plus prospectuses dated May 1, 2004;
America's marketFLEX VUL, BOA ChoiceLife Protection FPVUL, BOA COLI Future (NLAIC), BOA MSPVL Future,
BOA MSPVL, BOA Options Select (NLIC and NLAIC), BOA Protection FPVUL, Invesco PCVUL,
Market Street VIP/2 Annuity (NLAIC), NEBA, BOA CVUL, Options Premier (NLAIC), Scudder/Deutsche PCVUL,
Survivor Options Elite (NLIC), and Survivor Options Premier (NLIC and NLAIC) prospectuses dated May 1, 2008;
BOA Choice Survivorship, BOA ChoiceLife Protection Survivorship Life; BOA ChoiceLife Survivorship II,
BOA Last Survivorship II, BOA Next Generation Survivorship Life, BOA Protection Survivorship Life, and
Nationwide Marathon VUL prospectuses dated May 1, 2009; and
America's Future Horizon Annuity, BAE Future Corporate FPVUL, BOA America's Income Annuity, BOA Choice,
BOA ChoiceLife FPVUL, BOA COLI Future (NLIC), BOA FPVUL, BOA Future, BOA IV, BOA Next Generation FPVUL,
BOA Next Generation II FPVUL, BOA V, BOA Vision, Key Choice, Key Future, Marathon CVUL,
Nationwide Marathon Performance VUL, Nationwide YourLife Accumulation VUL (NLIC and NLAIC),
Nationwide YourLife Protection VUL (NLIC and NLAIC), Nationwide YourLife Survivorship VUL (NLIC and NLAIC),
NEA Valuebuilder Future, NEA Valuebuilder Select, NEA Valuebuilder, Next Generation Corporate FPVUL, Options (NLIC), Options Plus (NLIC), Options Premier (NLIC), and Paine Webber Choice/Vision II prospectuses dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

On or about January 18, 2011, or as soon thereafter as reasonably practicable, the Nationwide Variable Account Trust ("NVIT") – NVIT Multi-Manager Mid Cap Growth Fund: Class I will add Wells Capital Management, Inc. as an additional sub-adviser.  After the change is effective, the sub-advisers for NVIT – NVIT Multi-Manager Mid Cap Growth Fund: Class I will be American Century Investment Management, Inc., Neuberger Berman Management LLC, and Wells Capital Management, Inc.